UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund: BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniHoldings New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 135.2%
Corporate — 1.6%
New Jersey EDA, RB, Disposal, Waste M
Management of New Jersey, Series A,
Mandatory Put Bonds, AMT, 5.30%,
6/01/15 (a)	$ 2,500	$ 2,702,600
New Jersey EDA, Refunding RB, New
Jersey American Water Co., Inc.
Project, Series A, AMT, 5.70%,
10/01/39	2,500	2,618,375
		5,320,975
County/City/Special District/
School District — 20.9%
Borough of Hopatcong New Jersey, GO,
Refunding, Sewer (AMBAC), 4.50%,
8/01/33	2,690	2,755,609
City of Perth Amboy New Jersey, GO,
CAB (AGM) (b):
5.12%, 7/01/32	4,605	4,401,229
5.13%, 7/01/33	1,395	1,328,459
5.17%, 7/01/37	1,470	1,388,959
County of Middlesex New Jersey, COP
(NPFGC):
5.25%, 6/15/23	1,550	1,554,603
Refunding, 5.50%, 8/01/16	1,375	1,423,015
East Orange Board of Education, COP
(AGM), 5.50%, 8/01/12	5,445	5,676,794
Edgewater Borough Board of Education,
GO (AGM):
4.25%, 3/01/34	1,235	1,255,921
4.25%, 3/01/35	1,300	1,317,966
4.30%, 3/01/36	1,370	1,387,824
4.30%, 3/01/37	1,440	1,467,691
4.30%, 3/01/38	1,515	1,539,422
4.30%, 3/01/39	1,590	1,614,391
4.30%, 3/01/40	1,528	1,549,071
Essex County Improvement Authority,
LRB, County Correctional Facility
Project, Series A (FGIC), 5.00%,
10/01/13 (c)	4,400	4,951,760

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
County/City/Special District/School
District (continued)
Essex County Improvement Authority,
Refunding RB, Project Consolidation
(NPFGC):
5.50%, 10/01/27	$ 250	$ 294,085
5.50%, 10/01/28	4,840	5,666,914
Hudson County Improvement Authority,
RB, Harrison Parking Facility Project,
Series C (AGC), 5.38%, 1/01/44	3,600	3,897,612
Hudson County Improvement Authority,
Refunding RB, Hudson County Lease
Project (NPFGC), 5.38%, 10/01/24	2,530	2,538,197
Middlesex County Improvement
Authority, RB, Senior Citizens Housing
Project, AMT (AMBAC), 5.50%,
9/01/30	500	500,200
Monmouth County Improvement
Authority, Refunding RB,
Governmental Loan (AMBAC):
5.35%, 12/01/10 (c)	695	698,148
5.38%, 12/01/10 (c)	535	537,434
5.35%, 12/01/17	845	847,721
5.38%, 12/01/18	935	938,029
Morristown Parking Authority, RB
(NPFGC):
5.00%, 8/01/30	1,830	1,950,670
5.00%, 8/01/33	3,000	3,170,430
New Jersey State Transit Corp., COP,
Subordinate, Federal Transit
Administration Grants, Series A
(AGM), 5.00%, 9/15/21	2,000	2,090,900
Newark Housing Authority, Refunding
RB, Newark Redevelopment Project
(NPFGC), 4.38%, 1/01/37	620	612,442
North Bergen Township Board of
Education, COP (AGM) (c):
6.00%, 12/15/10	1,000	1,017,330
6.25%, 12/15/10	1,580	1,607,887
6.25%, 12/15/10	1,680	1,709,652
Salem County Improvement Authority,
RB, Finlaw Street Office Building
(AGM), 5.38%, 8/15/28	400	418,120
South Jersey Port Corp., Refunding RB:
4.50%, 1/01/15	3,750	3,948,225

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	COP	Certificates of Participation
AGM	Assured Guaranty Municipal Corp.	EDA	Economic Development Authority
AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
BHAC	Berkshire Hathaway Assurance Corp.	LRB	Lease Revenue Bonds
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
CIFG	CDC IXIS Financial Guaranty	RB	Revenue Bonds
		S/F	Single Family

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.

OCTOBER 31, 2010

1

Schedule of Investments(continued)

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
County/City/Special District/School
District (concluded)
South Jersey Port Corp., Refunding RB
(concluded):
4.50%, 1/01/16	$ 1,920	$ 2,009,357
		68,066,067
Education — 19.2%
New Jersey EDA, RB:
International Center For Public
Health Project, University of
Medicine and Dentistry (AMBAC),
6.00%, 6/01/32	5,000	5,001,000
School Facilities Construction,
Series Y, 5.00%, 9/01/33	3,000	3,162,840
New Jersey Educational Facilities
Authority, RB:
Montclair State University, Series A
(AMBAC), 5.00%, 7/01/21	1,200	1,291,824
Montclair State University, Series A
(AMBAC), 5.00%, 7/01/22	2,880	3,086,582
Richard Stockton College, Series F
(NPFGC), 5.00%, 7/01/31	2,625	2,695,193
Rowan University, Series C (NPFGC),
5.00%, 7/01/14 (c)	3,260	3,734,069
Rowan University, Series C (NPFGC),
5.13%, 7/01/14 (c)	3,615	4,156,961
New Jersey Educational Facilities
Authority, Refunding RB:
College of New Jersey, Series D
(AGM), 5.00%, 7/01/35	9,740	10,265,570
Montclair State University, Series J
(NPFGC), 4.25%, 7/01/30	3,775	3,784,249
Ramapo College, Series I (AMBAC),
4.25%, 7/01/31	1,250	1,243,125
Ramapo College, Series I (AMBAC),
4.25%, 7/01/36	900	862,065
Rowan University, Series C (FGIC),
5.25%, 7/01/11 (c)	240	250,382
Rowan University, Series C (FGIC),
5.25%, 7/01/11 (c)	285	297,329
Rowan University, Series C (FGIC),
5.25%, 7/01/11 (c)	265	276,464
Rowan University, Series C (NPFGC),
5.25%, 7/01/17	2,135	2,211,348
Rowan University, Series C (NPFGC),
5.25%, 7/01/18	2,535	2,623,902
Rowan University, Series C (NPFGC),
5.25%, 7/01/19	2,370	2,451,978
Stevens Institute of Technology,
Series A, 5.00%, 7/01/27	2,800	2,879,744
Stevens Institute of Technology,
Series A, 5.00%, 7/01/34	900	902,979
William Paterson University,
Series C (AGC), 5.00%, 7/01/28	250	268,243
William Paterson University,
Series C (AGC), 4.75%, 7/01/34	4,000	4,094,000
University of Medicine & Dentistry of
New Jersey, COP (NPFGC), 5.00%,
6/15/29	2,000	2,013,060

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Education (concluded)
University of Medicine & Dentistry of
New Jersey, RB, Series A (AMBAC),
5.50%, 12/01/27	$ 4,740	$ 4,838,971
		62,391,878
Health — 15.2%
New Jersey Health Care Facilities
Financing Authority, RB:
Greystone Park Psychiatric Hospital
(AMBAC), 5.00%, 9/15/23	10,775	11,199,319
Meridian Health, Series I (AGC),
5.00%, 7/01/38	770	794,702
Meridian Health, Series II (AGC),
5.00%, 7/01/38	7,385	7,621,911
Meridian Health, Series V (AGC),
5.00%, 7/01/38	3,950	4,076,716
South Jersey Hospital, 6.00%,
7/01/12 (c)	5,440	5,942,384
Virtua Health (AGC), 5.50%,
7/01/38	1,900	2,060,607
New Jersey Health Care Facilities
Financing Authority, Refunding RB:
AHS Hospital Corp., Series A
(AMBAC), 6.00%, 7/01/13 (d)	4,000	4,539,640
Atlantic City Medical Center, 5.75%,
7/01/12 (c)	1,525	1,654,396
Atlantic City Medical Center, 6.25%,
7/01/12 (c)	530	579,369
Atlantic City Medical System,
6.25%, 7/01/17	925	973,165
Atlantic City Medical System,
5.75%, 7/01/25	1,975	2,028,957
Hackensack University Medical
(AGM), 4.63%, 1/01/30	5,480	5,514,305
Hackensack University Medical
Center (AGC), 5.13%, 1/01/27	1,500	1,587,930
Meridian Health System Obligation
Group (AGM), 5.38%, 7/01/24	1,000	1,000,930
		49,574,331
Housing — 5.9%
New Jersey State Housing & Mortgage
Finance Agency, RB:
Capital Fund Program, Series A
(AGM), 4.70%, 11/01/25	10,840	11,154,469
Series AA, 6.50%, 10/01/38	2,720	2,943,910
Series B (AGM), 1.10%, 5/01/12	2,850	2,853,135
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB, S/F
Housing, Series T, AMT, 4.70%,
10/01/37	800	793,928
Newark Housing Authority, RB, South
Ward Police Facility (AGC):
5.75%, 12/01/30	850	929,832
6.75%, 12/01/38	500	575,485
		19,250,759
State — 44.0%
Garden State Preservation Trust, RB
(AGM):
CAB, Series B, 5.12%, 11/01/23 (e)	9,000	5,456,520
CAB, Series B, 5.20%, 11/01/25 (e)	10,000	5,454,900

2 BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.

OCTOBER 31, 2010

Schedule of Investments(continued)

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
State (continued)
Garden State Preservation Trust, RB
(AGM) (concluded):
Election of 2005, Series A, 5.80%,
11/01/21	$ 1,960	$ 2,329,734
Election of 2005, Series A, 5.80%,
11/01/23	2,730	3,214,657
Garden State Preservation Trust,
Refunding RB, Series C (AGM):
5.25%, 11/01/20	5,000	6,093,250
5.25%, 11/01/21	7,705	9,416,897
New Jersey EDA, RB:
Cigarette Tax, 5.63%, 6/15/19	2,700	2,701,512
Cigarette Tax (Radian), 5.75%,
6/15/29	2,000	1,968,420
Cigarette Tax (Radian), 5.50%,
6/15/31	585	570,317
Cigarette Tax (Radian), 5.75%,
6/15/34	1,180	1,148,706
Liberty State Park Project, Series C
(AGM), 5.00%, 3/01/22	2,670	2,944,663
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/24	1,785	1,982,278
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/25	4,000	4,428,520
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/26	7,500	8,269,725
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/33	11,105	11,443,925
Motor Vehicle Surcharge, Series A
(NPFGC), 5.00%, 7/01/34	2,000	2,021,240
School Facilities Construction,
Series L (AGM), 5.00%, 3/01/30	9,000	9,383,940
School Facilities Construction,
Series O, 5.25%, 3/01/23	1,420	1,558,038
School Facilities Construction,
Series Z (AGC), 6.00%, 12/15/34	2,800	3,208,576
School Facilities, Series U (AMBAC),
5.00%, 9/01/37	2,500	2,604,100
New Jersey EDA, Refunding RB:
New Jersey American Water Co.,
Inc. Project, Series B, AMT, 5.60%,
11/01/34	2,150	2,268,293
School Facilities Construction,
Series N-1 (NPFGC), 5.50%,
9/01/27	1,000	1,146,580
New Jersey Educational Facilities
Authority, RB, Higher Education
Capital Improvement, Series A
(AMBAC), 5.13%, 9/01/12 (c)	5,500	5,966,730
New Jersey Sports & Exposition
Authority, RB, Series A (NPFGC),
6.00%, 3/01/13	2,400	2,410,464
New Jersey Sports & Exposition
Authority, Refunding RB (NPFGC):
5.50%, 3/01/21	5,890	6,553,685
5.50%, 3/01/22	3,150	3,483,239
New Jersey Transportation Trust Fund
Authority, RB, Transportation System:
CAB, Series C (AGM), 4.73%,
12/15/32 (e)	4,050	1,201,635

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
State (concluded)
New Jersey Transportation Trust Fund
Authority, RB, Transportation System
(concluded):
CAB, Series C (AMBAC), 5.05%,
12/15/35 (e)	$ 1,400	$ 327,642
CAB, Series C (AMBAC), 5.05%,
12/15/36 (e)	5,500	1,208,735
Series A (AGC), 5.63%, 12/15/28	2,000	2,269,540
Series D (AGM), 5.00%, 6/15/19	5,240	5,761,747
New Jersey Transportation Trust Fund
Authority, Refunding RB,
Transportation System:
Series A (AGM), 5.25%, 12/15/20	10,750	12,545,895
Series B (NPFGC), 5.50%,
12/15/21	9,165	10,597,489
State of New Jersey, COP, Equipment
Lease Purchase, Series A, 5.25%,
6/15/27	1,080	1,161,313
		143,102,905
Tobacco — 1.7%
Tobacco Settlement Financing Corp.
New Jersey, RB, 7.00%, 6/01/13 (c)	4,755	5,523,123
Transportation — 22.0%
Delaware River Port Authority
Pennsylvania & New Jersey, RB
(AGM):
5.50%, 1/01/12	5,000	5,018,800
5.63%, 1/01/13	6,000	6,023,160
Delaware River Port Authority, RB:
Port District Project, Series B (AGM),
5.63%, 1/01/26	2,425	2,428,080
Series D (AGC), 5.00%, 1/01/40	3,700	3,865,834
New Jersey State Turnpike Authority,
RB, Growth & Income Securities,
Series B (AMBAC), 5.22%,
1/01/15 (b)	7,615	6,334,081
New Jersey State Turnpike Authority,
Refunding RB:
Series A (AGM), 5.25%, 1/01/26	4,900	5,700,954
Series A (AGM), 5.25%, 1/01/29	2,000	2,320,580
Series A (AGM), 5.25%, 1/01/30	4,000	4,618,040
Series A (BHAC), 5.25%, 1/01/29	500	586,545
Series C-2005 (NPFGC), 6.50%,
1/01/16 (d)	255	318,939
Series C (NPFGC), 6.50%, 1/01/16	910	1,102,756
Series C (NPFGC), 6.50%,
1/01/16 (d)	4,355	4,976,153
New Jersey Transportation Trust Fund
Authority, RB, Transportation System:
Series A (AGM), 5.50%, 12/15/22	150	176,073
Series A (AMBAC), 5.00%,
12/15/32	1,425	1,489,168
Series A (NPFGC), 5.75%, 6/15/24	1,205	1,409,573
Series C, 5.50%, 6/15/13 (c)	780	878,272
Port Authority of New York & New
Jersey, RB, Special Project, JFK
International Air Terminal, Series 6,
AMT (NPFGC):
6.25%, 12/01/11	13,500	13,866,525
6.25%, 12/01/15	1,500	1,625,940

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.

OCTOBER 31, 2010

3

Schedule of Investments(continued)

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New
Jersey, RB, Special Project, JFK
International Air Terminal, Series 6,
AMT (NPFGC) (concluded):
5.75%, 12/01/25	$ 3,000	$ 3,005,910
Port Authority of New York & New
Jersey, Refunding RB, Consolidated,
152nd Series, AMT, 5.75%,
11/01/30	5,175	5,760,034
		71,505,417
Utilities — 4.7%
Atlantic Highlands Highland Regional
Sewage Authority, Refunding RB
(NPFGC), 5.50%, 1/01/20	1,875	1,901,344
Essex County Utilities Authority,
Refunding RB (AGC):
4.00%, 4/01/12	1,000	1,045,380
4.13%, 4/01/22	2,000	2,106,880
New Jersey EDA, RB, New Jersey
American Water Co., Inc. Project,
Series A, AMT (AMBAC), 5.25%,
11/01/32	3,000	3,032,340
North Hudson Sewerage Authority,
Refunding RB, Series A (NPFGC),
5.13%, 8/01/20	4,335	4,693,418
Rahway Valley Sewerage Authority, RB,
CAB, Series A (NPFGC), 4.79%,
9/01/28 (e)	6,600	2,667,258
		15,446,620
Total Municipal Bonds in New Jersey		440,182,075
Guam — 0.6%
Utilities — 0.6%
Guam Power Authority, Refunding RB,
Series A (AGM), 5.00%, 10/01/37	1,860	1,886,096
Puerto Rico — 11.4%
County/City/Special District/
School District — 2.0%
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, First Sub-Series C
(AGM), 5.13%, 8/01/42	6,120	6,433,711
Health — 1.1%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, Series A:
Hosp Auxilio Mutuo Obligation
Group (NPFGC), 6.25%, 7/01/24	1,780	1,782,171
Hospital De La Concepcion, 6.50%,
11/15/20	1,750	1,774,255
		3,556,426
Housing — 2.0%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	6,235	6,386,012

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
State — 0.9%
Puerto Rico Commonwealth
Infrastructure Financing Authority, RB,
CAB, Series A (AMBAC), 4.37%,
7/01/37 (e)	$ 4,000	$ 719,000
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/27	2,125	2,351,504
		3,070,504
Transportation — 1.7%
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series CC
(AGC), 5.50%, 7/01/31	5,000	5,588,700
Utilities — 3.7%
Puerto Rico Aqueduct & Sewer
Authority, RB, Senior Lien, Series A
(AGC), 5.13%, 7/01/47	6,120	6,290,687
Puerto Rico Electric Power Authority, RB,
Series RR (CIFG), 5.00%, 7/01/28	4,100	4,195,653
Puerto Rico Electric Power Authority,
Refunding RB, Series VV (NPFGC),
5.25%, 7/01/26	1,325	1,467,371
		11,953,711
Total Municipal Bonds in Puerto Rico		36,989,064
Total Municipal Bonds – 147.2%		479,057,235
Municipal Bonds Transferred to Tender
Option Bond Trusts (f)
New Jersey — 7.0%
Housing — 1.6%
New Jersey State Housing & Mortgage
Finance Agency, RB, Capital Fund
Program, Series A (AGM), 5.00%,
5/01/27	4,790	5,236,093
State — 3.5%
Garden State Preservation Trust, RB,
Election of 2005, Series A (AGM),
5.75%, 11/01/28	9,160	11,322,951
Transportation — 1.9%
Port Authority of New York & New
Jersey, Refunding RB, Consolidated,
152nd Series, AMT, 5.25%, 11/01/35	5,998	6,262,470
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 7.0%		22,821,514
Total Long-Term Investments
(Cost – $480,215,241) – 154.2%		501,878,749

4 BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.

OCTOBER 31, 2010

Schedule of Investments(continued)

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BIF New Jersey Municipal Money Fund,
0.04% (g)(h)	3,801,258	$ 3,801,258
Total Short-Term Securities
(Cost – $3,801,258) – 1.2%		3,801,258
Total Investments
(Cost – $484,016,499*) – 155.4%		505,680,007
Other Assets Less Liabilities – 1.8%		5,764,528
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (4.1)%		(13,282,660)
Preferred Shares, at Redemption Value – (53.1)%		(172,712,543)
Net Assets Applicable to Common Shares – 100.0%		$ 325,449,332

________________________________________________________________________________________________________________________________________________________________________________________________________________________
* The cost and unrealized appreciation (depreciation) of investments as of
October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 471,266,384
Gross unrealized appreciation	$ 23,234,381
Gross unrealized depreciation	(2,083,688)
Net unrealized appreciation	$ 21,150,693

(a) Variable rate security. Rate shown is as of report date.
(b) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to ret the bond in full at the date indicated, typically at a premium to par.
(d) Security is collateralized by Municipal or US Treasury obligations.
(e) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(g) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	July 31,	Net	October 31,
Affiliate	2010	Activity	2010	Income
BIF New Jersey
Municipal
Money Fund	1,117,529	2,683,729	3,801,258	$ 547

(h) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	— $501,878,749		— $ 501,878,749
Short-Term
Securities	$ 3,801,258	—	—	3,801,258
Total	$ 3,801,258 $501,878,749		— $ 505,680,007

1 See above Schedule of Investments for values in each sector.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.

OCTOBER 31, 2010

5

6 BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.

OCTOBER 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 22, 2010